Summary Of Significant Accounting Policies (Schedule Of Useful Life Of Property And Equipment) (Details)	12 Months Ended
Jun. 30, 2011 years
Student Computers [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful Life	3
Computer Hardware [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful Life	3
Computer Software [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful Life	3
Web Site Development Costs [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful Life	3
Office Equipment [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful Life	5
Furniture And Fixtures [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful Life	7
Leasehold Improvements [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful Life, minimum	3
Useful Life, maximum	12